Revenue (Tables)	6 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2025 £’000	2024 £’000
UK	107,073	123,728
North America	147,481	152,085
Europe	84,710	94,827
Rest of the world	23,021	20,001
Total	362,285	390,641
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2025 £’000	2024 £’000
Payments	65,504	76,045
Banking and Capital Markets	80,040	69,574
Insurance	32,710	33,813
TMT	60,672	79,640
Mobility	30,653	35,167
Healthcare	44,407	47,013
Other	48,299	49,389
Total	362,285	390,641